Cost of Revenue - Schedule of Cost of revenue primarily consists of expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Cost Of Revenue Primarily Consists Of Expense Abstract
Cost of revenue	$ 8,704	$ 28,263